Segment Information (Tables)	12 Months Ended
Nov. 30, 2016
Segment Reporting [Abstract]
Selected Information for Cruise and Tour and Other Segments
Selected information for our segments as of and for the years ended November 30 was as follows (in millions):

	Revenues	Operating costs and expenses	Selling and administrative	Depreciation and amortization	Operating income (loss)	Capital expenditures	Total assets
2016
North America (a)	$10,267	$5,786	$1,220	$1,056	$2,205	$2,069	$23,454
EAA	5,906	3,524	691	599	1,092	667	13,456
Cruise Support	131	67	278	42	(256)	310	1,568
Tour and Other (a)	231	152	8	41	30	16	458	(b)
Intersegment elimination (a)	(146)	(146)	—	—	—	—	—
	$16,389	$9,383	$2,197	$1,738	$3,071	$3,062	$38,936
2015
North America (a)	$9,866	$5,925	$1,140	$994	$1,807	$854	$22,420
EAA	5,636	3,442	695	561	938	1,265	14,076
Cruise Support	119	58	223	27	(189)	162	2,248
Tour and Other (a)	226	155	9	44	18	13	493	(b)
Intersegment elimination (a)	(133)	(133)	—	—	—	—	—
	$15,714	$9,447	$2,067	$1,626	$2,574	$2,294	$39,237
2014
North America (a)	$9,559	$6,436	$1,121	$961	$1,041	$1,315	$22,681
EAA	6,148	3,914	725	616	893	1,054	15,228
Cruise Support	90	39	200	25	(174)	156	1,023
Tour and Other (a)	215	160	8	35	12	58	516	(b)
Intersegment elimination (a)	(128)	(128)	—	—	—	—	—
	$15,884	$10,421	$2,054	$1,637	$1,772	$2,583	$39,448

(a)
A portion of the North America segment's revenues includes revenues for the tour portion of a cruise when a land tour package is sold along with a cruise by either Holland America Line or Princess. These intersegment tour revenues, which are included in our Tour and Other segment, are eliminated directly against the North America segment's revenues and operating expenses in the line “Intersegment elimination.”

(b)
Tour and Other segment assets primarily include hotels and lodges in the state of Alaska and the Canadian Yukon, motorcoaches used for sightseeing and charters, glass-domed railcars, which run on the Alaska Railroad, and our owned ships that we leased out under long-term charters to unaffiliated entities.

Revenue by Geographic Area, Based on Where Guests are Sourced
Revenues by geographic areas, which are based on where our guests are sourced, were as follows (in millions):

	Years Ended November 30,
	2016	2015	2014
North America	$8,327	$8,015	$7,762
Europe	5,254	5,133	5,676
Australia and Asia	2,506	2,256	2,097
Other	302	310	349
	$16,389	$15,714	$15,884